Cover	Apr. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	001-41287
Entity Registrant Name	GENESIS UNICORN CAPITAL CORP.
Entity Central Index Key	0001853112
Entity Tax Identification Number	85-4283150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	281 Witherspoon Street
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	466-0792
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one redeemable warrant
Trading Symbol	GENQU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	GENQ
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	GENQW
Security Exchange Name	NASDAQ